Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 13, 2024, Rigrodsky Law P.A. sent a demand letter to the Company, purportedly on behalf of a stockholder of the Company, alleging deficiencies in the draft registration statement on Form S-4 filed by the Company, with the U.S. Securities and Exchange Commission on January 5, 2024.

On January 31, 2024, the Company received a notice from the Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) stating that the Company failed to hold an annual meeting of shareholders within twelve months of the end of its fiscal year ended December 31, 2022, as required by Nasdaq Listing Rule 5620(a). In accordance with Nasdaq Listing Rule 5810(c)(2)(G), the Company has 45 calendar days (or until March 16, 2024) to submit a plan to regain compliance and, if Nasdaq accepts the plan, Nasdaq may grant the Company up to 180 calendar days from its fiscal year end (or until June 28, 2024) to regain compliance. The Company intends to submit a compliance plan within the specified period. While the plan is pending, the Company’s securities will continue to trade on Nasdaq.

On February 10, 2024, the Audit Committee of the Company concluded, after discussion with the Company’s management and accounting professionals, that the Company’s previously-issued unaudited interim financial statements included in the Company’s Quarterly Report on Form 10-Q for the periods ended March 31, 2023, June 30, 2023, and September 30, 2023, filed with the SEC on May 23, 2023, August 21, 2023, and November 22, 2023, respectively (each an “Affected Period” and, collectively, the “Affected Periods”), should be restated and no longer be relied upon due to misstatements in (i) debt discount subscription liability, additional paid-in capital and accumulated deficit in the Company’s condensed balance sheet as of March 31, 2023, June 30, 2023, and September 30, 2023, and (ii) change in fair value of subscription liability and interest expense – debt discount on the Company’s condensed statements of operations for the three months ended March 31, 2023, three and six months ended June 30, 2023, and three and nine months ended September 30, 2023.

The Company concluded that no events have occurred that would require recognition or disclosure in the financial statements, except as described below.

In October 2023, the Company commenced a private placement (the “Series A-2 Private Placement”) of its newly designated Series A-2 Preferred Stock, par value $.00001 per share (the “Series A-2 Preferred Stock”). The Series A-2 Preferred Stock will rank pari passu with the Series A-1 Preferred Stock in the event of a liquidation, dissolution or winding up, or deemed liquidation of the Company.

On November 28, 2023 the Company and Plum Acquisition Corp. I (“Plum”) (NASDAQ: PLMI), a special purpose acquisition company announced the signing of a definitive business combination agreement (the “Business Combination Agreement”) in connection with a proposed business combination expected to result in Veea becoming a publicly traded company (such proposed business combination and related transactions, including the issuance by Plum of securities in connection therewith, collectively, the “Business Combination”). The Business Combination is structured as a merger between a wholly-owned subsidiary of Plum, on the one hand, and Veea, on the other, following which Plum, after transitioning out of the Cayman Islands and into the State of Delaware to become a Delaware corporation, will be renamed and will continue the business of Veea (referred to herein as the “Combined Company”). The transaction consideration to be issued to Veea securityholders (including holders of outstanding debt and other convertible securities) at the closing of the proposed Business Combination (the “Closing”) will consist of newly-issued Plum securities determined based on a pre-money equity value for Veea’s outstanding equity securities and certain outstanding debt that will be converted into equity at the Closing of approximately $194 million, excluding any money raised by Veea in connection with the Series A-2 Private Placement. Following the Closing, holders of Veea capital stock as of immediately prior to the Closing (excluding holders of securities issued in the Series A-2 Private Placement) will have the contingent right to receive up to 4.5 million additional shares of Combined Company common stock if certain trading-price based milestones of the Combined Company’s common stock are achieved during the ten-year period following the Closing, as set forth in the Business Combination Agreement. Proceeds from the proposed Business Combination and financing transactions are expected to support the Combined Company in its business plans.

Current equity holders of Veea are expected to own a majority of the outstanding capital stock of the Combined Company immediately after the Closing and Veea will appoint a majority of the members of the board of directors of the Combined Company in accordance with the terms of the Business Combination Agreement. The parties expect the Business Combination to be consummated during the first half of 2024, following satisfaction of certain closing conditions set forth in the Business Combination Agreement, including, without limitation, approval by shareholders of Plum and stockholders of Veea, the effectiveness of a registration statement to be filed by Plum with the Securities and Exchange Commission in connection with the transaction, the expiration of any HSR Act waiting period and other customary closing conditions.

On December 8, 2023 the Company and Hawkeye Tech, Co., Ltd. (“HTC”), the Company’s principal contract manufacturer entered into Series A-2 Preferred Stock Investment Agreement. Under the agreement, HTC has agreed to convert approximately $2,000,000 of outstanding invoices owed by the Company to HTC for 1,049,248 shares of Series A-2 Preferred Stock at a per share price of $1.83. Closing under the agreement is subject to customary closing conditions.

On December 20, 2023, the Company signed a placement agent agreement with Capital Link International covering the private placement of up to $125 million face amount of 6.5% medium-term notes that would mature in August 2030. Closing of the offering is subject to customary closing conditions including legal and financial due diligence. The Company expects the offering to close in the first quarter of 2024.